Cover Page	Apr. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 23, 2024
Entity Registrant Name	Cidara Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36912
Entity Tax Identification Number	46-1537286
Entity Address, Address Line One	6310 Nancy Ridge Drive,
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	752-6170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	CDTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001610618
Amendment Flag	true
Amendment Description	On April 24, 2024, the Company and NAPP Pharmaceutical Group Limited, a company organized under the laws of England (“NAPP”), and an affiliate of Mundipharma Medical Company (“Mundipharma”), entered into an Asset Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company sold to NAPP, effective as of April 24, 2024, all of the Company’s rezafungin acetate assets, including all of the Company’s right to receive future milestones and royalties under the License Agreement, dated July 26, 2022 between the Company and Melinta Therapeutics, LLC, as amended, (the “Melinta License Agreement”) and the License and Collaboration Agreement dated September 3, 2019 between the Company and Mundipharma, as amended, (the “Mundipharma Collaboration Agreement”), all rezafungin intellectual property rights, including patents and know-how, all product data, regulatory approvals and documentation, rezafungin and comparator inventory, specified prepaid assets and specified contracts, in exchange for NAPP’s assumption of certain liabilities of the rezafungin business, including the ongoing costs of the ReSPECT Phase 3 clinical trial and the ReSTORE Phase 3 clinical trial in China and the Company’s obligations from and after closing under the Melinta License Agreement, the Commercial Supply Agreement dated January 23, 2023 between the Company and Melinta and the Commercial Supply Agreement, dated December 12, 2022 between the Company and Mundipharma (the “Commercial Supply Agreement”).The Company, NAPP and Mundipharma also entered into an Assignment and Novation Agreement to transfer the Mundipharma Collaboration Agreement and Commercial Supply Agreement from the Company to NAPP (the “Novation Agreement”). In the Novation Agreement, Mundipharma agreed to forgive the Company’s obligation to refund a $11.145 million development milestone advance due as of December 31, 2024, net of royalties, to Mundipharma under the Mundipharma Collaboration Agreement, provided that (a) the Company performs its obligation to provide carryover services under a Transition Services Agreement with NAPP (the “TSA”) for a period of 45 days following the closing, (b) the Company delivers all of the purchased assets, including product know-how and product-data, in accordance with the Purchase Agreement and a know-how transfer plan delivered in connection with the Purchase Agreement and (c) the Company performs its obligation to provide other services in accordance with the TSA for 75 days following the closing. If such conditions are not met, the Company will be obligated to refund the development milestone advance, net of royalties, within 10 business days of the date on which it is determined that the conditions for forgiveness were not satisfied. Prior to the execution of the Purchase Agreement, Mundipharma paid the Company the $2.786 million milestone that became payable under the Mundipharma Collaboration Agreement for the approval of rezafungin acetate for the treatment of invasive candidiasis in adults by the United Kingdom Medicines and Healthcare products Regulatory Agency.The Purchase Agreement contains customary representations, warranties and indemnities of the Company and NAPP relating to the purchased assets, excluded assets of the Company, excluded liabilities of the Company and liabilities assumed by NAPP and some specific indemnities from the Company. The indemnity obligations for breach of representations and warranties are subject to certain claims exclusions, deductibles and caps on liabilities. The Purchase Agreement contains a covenant that the Company will not and will cause any subsidiaries not to, own an interest in, license any right to, operate, engage in, manage, control, render financial or other assistance to, or otherwise be connected to the business of developing, manufacturing, or commercializing any echinocandin antifungal product anywhere in the world (a “Competitive Activity”) for a period of seven years. If the Company is acquired by a third party engaged in a Competitive Activity, the continuation of that business will not constitute a breach of the non-compete so long as the third party does not use the assets of the Company and its subsidiaries in order to conduct the Competitive Activity during the exclusivity period.In connection with the Purchase Agreement and as a condition to entering into the Purchase Agreement, the Company entered into an amendment, dated April 23, 2024, to the Melinta License Agreement (the “Melinta License Amendment”) that, among other changes, modified the regulatory milestones payable upon receipt of marketing approval of the current rezafungin acetate product for an Additional Indication (as defined in the Melinta License Agreement). The Melinta License Agreement, as amended, was assigned and novated to NAPP at the closing of the asset sale.The foregoing description of the terms of the Purchase Agreement, Novation Agreement, and Melinta License Amendment are not complete and are qualified in their entirety by reference to the Purchase Agreement, Novation Agreement, and Melinta License Amendment, which are filed as Exhibits 2.1, 2.2 and 2.3, respectively, to this Current Report on Form 8-K and are incorporated herein by reference.